UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/2009

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Institutional Cash Advantage Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Fund covers the six-month period ended October 31, 2009. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.32%, Participant Advantage shares produced an annualized yield of 0.09%, Institutional Advantage shares produced an annualized yield of 0.40% and Investor Advantage shares produced an annualized yield of 0.15%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 0.32%, 0.09%, 0.40% and 0.15%, respectively.2

Money Market Yields Remained Near Record Lows

The reporting period began in the wake of a global financial crisis and in the midst of a severe recession. In the months prior to the reporting period, the Federal Reserve Board (the “Fed”) attempted to restore stability to the credit markets by pumping liquidity into the banking system.The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0.00% to 0.25%.As a result, yields of money market instruments began the reporting period near historical lows.

In addition to the Fed’s actions, the U.S. Department of the Treasury had responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending in September 2009.This measure was designed to promote liquidity in the short-term credit market.

As these and other measures gained traction, investor sentiment had improved by the start of the reporting period, and the U.S. stock market and corporate bond market staged impressive rebounds. The markets were buoyed by signs that the economic downturn might be decelerating. A decline in the three-month London Interbank Offered Rate

2

(LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy sent mixed signals in the spring of 2009. For example, existing home sales and prices increased in May but remained well below their peaks. Perhaps most significant, the unemployment rate rose to its highest level in 26 years. It later was reported that the U.S. declined by a relatively small 0.7% during the second quarter of the year, lending credence to some analysts’ belief that the recession was nearing an end.

In July, residential construction achieved its second gain in three months. Perhaps most encouraging,the unemployment rate fell slightly when job losses moderated in July. August continued to show signs of economic improvement, including the first expansion of manufacturing activity in more than 18 months.The U.S.Department of Commerce reported that new factory orders saw their fourth consecutive month of increases.The housing market also posted gains as pending home sales rose in July for the sixth month in a row. However, these positive indicators were tempered by persistent economic headwinds, including a jump in the unemployment rate to 9.7% in August.

The housing market reported more good news in September, as pending home sales rose in August for the seventh consecutive month, according to the National Association of Realtors, to reach their highest level since March 2007. Meanwhile, the U.S. Department of Commerce said that consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. However, the unemployment rate continued to creep higher, reaching 9.8% in September.

October marked another month of gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S.GDP expanding at a 2.8% annualized rate in the third quarter,its first quarterly gain in more than a year. In addition, the National Association of Realtors reported that existing home sales increased 11.4% in the third quarter. While pending home sales reached its highest level in almost three years, distressed sales accounted for more than 30% of those transactions.The unemployment rate moved above 10% in October, its

The Fund 3

LETTER TO SHAREHOLDERS (continued)

highest level since the early 1980s, but initial jobless claims continue to fall, offering some hope that the employment picture, widely considered a lagging economic indicator, may be poised for improvement in 2010.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds maintained relatively defensive footings during the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages.The fund was no exception; we set its weighted average maturity in a position that was roughly in line with industry averages. We also focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Despite recent signs of economic improvement, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”Therefore, until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin Senior Portfolio Manager November 16, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares would have been 0.32%,0.01%,0.40% and0.14%, respectively.The fund’s effective yields would have been 0.32%,0.01%,0.40% and0.14%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .91	$ 1.21	$ 2.12	$ 2.47
Ending value (after expenses)	$1,002.00	$1,001.60	$1,000.80	$1,000.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .92	$ 1.22	$ 2.14	$ 2.50
Ending value (after expenses)	$1,024.30	$1,024.00	$1,023.09	$1,022.74

  Expenses are equal to the fund’s annualized expense ratio of .18% for Institutional Advantage, .24% for Administrative Advantage, .42% for Investor Advantage and .49% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—62.7%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.00%, 12/14/09—1/5/10	650,000,000	650,000,000
Banco Bilbao Vizcaya Argenteria
Puerto Rico (London) (Yankee)
0.27%—0.30%, 11/9/09—12/21/09	666,650,000	666,654,245
Bank of America N.A.
0.71%—0.80%, 11/16/09—12/22/09	1,200,000,000	1,200,000,000
Bank of Ireland (Yankee)
0.93%, 12/23/09	700,000,000 [a]	700,000,000
Bank of Nova Scotia (Yankee)
0.30%—0.31%, 3/29/10—4/15/10	630,000,000	630,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%—0.35%, 11/9/09—1/8/10	1,525,000,000	1,525,000,000
Barclays Bank PLC (Yankee)
0.35%—0.55%, 11/10/09—3/22/10	1,150,000,000	1,150,000,000
Barclays Financial LLC (Yankee)
0.52%, 4/9/10	650,000,000	650,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.28%, 11/2/09—12/2/09	800,000,000	800,000,000
Calyon NA (Yankee)
0.25%—0.60%, 11/2/09—2/5/10	1,825,000,000	1,825,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.24%—0.32%, 11/9/09—1/21/10	600,000,000	600,000,000
Credit Industriel et Commercial (Yankee)
0.31%—0.46%, 11/6/09—12/15/09	1,750,000,000	1,750,000,000
Deutsche Bank AG (Yankee)
0.30%, 11/9/09	250,000,000	250,000,000
DnB NOR Bank ASA (Yankee)
0.30%, 11/10/09	200,000,000 [a]	200,000,000
DZ Bank AG (Yankee)
0.26%—0.34%, 11/3/09—12/29/09	750,000,000	750,000,000
Fortis Bank (Yankee)
0.29%—0.38%, 11/5/09—12/14/09	725,000,000	725,000,000
HSBC USA Inc. (London)
0.32%, 3/29/10	75,000,000	75,000,000
ING Bank N.V. (London)
0.28%—0.36%, 11/9/09—1/19/10	1,900,000,000	1,900,000,000
Intesa Sanpaolo SpA (Yankee)
0.31%—1.08%, 3/29/10—5/21/10	1,150,000,000	1,150,000,000
Lloyds TSB Bank PLC (Yankee)
0.35%—0.43%, 11/3/09—11/25/09	500,000,000	500,000,000

6

	Principal
Negotiable Bank Certificates of Deposit (continued) Amount ($)		Value ($)
Mizuho Corporate Bank (Yankee)
0.25%—0.32%, 11/13/09—1/19/10	645,000,000	645,000,000
Natixis (Yankee)
0.30%—0.52%, 11/3/09—1/29/10	1,825,000,000	1,825,000,000
Rabobank Nederland (Yankee)
0.30%—0.31%, 11/3/09—4/5/10	800,000,000	800,000,000
Royal Bank of Scotland PLC (Yankee)
0.30%—0.50%, 11/6/09—1/7/10	450,000,000	450,000,000
Societe Generale (Yankee)
0.30%, 11/24/09	200,000,000	200,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.27%, 1/15/10	250,000,000	250,000,000
UBS AG (Yankee)
0.23%—0.28%, 12/28/09—1/20/10	600,000,000	600,000,000
UniCredito Italiano SpA (Yankee)
0.25%, 12/4/09	800,000,000	800,000,000
Total Negotiable Bank Certificates of Deposit
(cost $23,266,654,245)		23,266,654,245

Commercial Paper—18.1%
Abbey National North America LLC
0.10%, 11/2/09	1,500,000,000	1,499,995,833
ASB Finance Ltd.
0.32%, 11/12/09—11/25/09	150,000,000 [a]	149,979,556
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.30%—0.32%, 11/13/09—4/15/10	950,000,000	949,485,250
Danske Corp., Inc.
0.25%, 12/22/09	400,000,000 [a]	399,858,333
DnB NOR Bank ASA
0.26%, 12/30/09	88,100,000 [a]	88,063,182
General Electric Capital Corp.
0.23%—0.30%, 11/5/09—2/4/10	580,000,000	579,794,243
General Electric Co.
0.10%, 11/2/09	1,000,000,000	999,997,222
JPMorgan Chase Funding
0.30%, 11/9/09	555,000,000 [a]	554,963,000
Societe Generale N.A. Inc.
0.25%—0.31%, 11/6/09—12/23/09	1,475,000,000	1,474,738,247
Total Commercial Paper
(cost $6,696,874,866)		6,696,874,866

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Corporate Note—1.6%	Amount ($)	Value ($)
Bank of America Corp.
0.27%, 11/2/09
(cost $600,000,000)	600,000,000	600,000,000

U.S. Government Agency—1.3%
Federal Home Loan Mortgage Corp.
0.26%, 1/17/10
(cost $500,000,000)	500,000,000 [b,c]	500,000,000

Time Deposits—10.1%
Commerzbank AG (Grand Cayman)
0.12%, 11/2/09	1,500,000,000	1,500,000,000
DnB NOR Bank ASA (Grand Cayman)
0.12%, 11/2/09	600,000,000	600,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.11%, 11/2/09	600,000,000	600,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.08%, 11/2/09	1,034,000,000	1,034,000,000
Total Time Deposits
(cost $3,734,000,000)		3,734,000,000

Asset-Backed Commercial Paper—7.2%
Atlantis One Funding Corp.
0.26%—0.32%, 11/5/09—3/25/10	1,000,000,000 [a]	999,606,445
CAFCO LLC
0.32%, 1/14/10	150,000,000 [a]	149,901,333
Cancara Asset Securitisation Ltd.
0.32%, 12/14/09	220,000,000 [a]	219,915,911
CHARTA LLC
0.32%, 1/13/10	30,000,000 [a]	29,980,533
Clipper Receivables Co.
0.30%, 1/5/10	200,000,000 [a]	199,891,667
CRC Funding LLC
0.35%, 11/12/09	250,000,000 [a]	249,973,264

8

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Gemini Securitization Corp., LLC
0.09%, 11/2/09	400,000,000 [a]	399,999,000
Mont Blanc Capital Corp.
0.11%—0.30%, 11/2/09—11/16/09	405,359,000 [a]	405,336,406
Total Asset-Backed Commercial Paper
(cost $2,654,604,559)		2,654,604,559

Total Investments (cost $37,452,133,670)	101.0%	37,452,133,670
Liabilities, Less Cash and Receivables	(1.0%)	(361,452,451)
Net Assets	100.0%	37,090,681,219

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $4,747,468,630 or 12.8% of net assets.
b	The Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	88.5	Foreign/Governmental	3.0
Finance	4.3	U.S. Government Agency	1.3
Asset-Backed/Multi-Seller Programs	3.9		101.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	37,452,133,670	37,452,133,670
Interest receivable		16,900,184
		37,469,033,854
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		5,086,596
Cash overdraft due to Custodian		2,187,333
Payable for shares of Beneficial Interest redeemed		371,078,706
		378,352,635
Net Assets ($)		37,090,681,219
Composition of Net Assets ($):
Paid-in capital		37,091,228,744
Accumulated net realized gain (loss) on investments		(547,525)
Net Assets ($)		37,090,681,219

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		35,380,583,628
Shares Outstanding		35,381,115,131
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		1,269,071,221
Shares Outstanding		1,269,082,529
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		104,082,022
Shares Outstanding		104,086,160
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		336,944,348
Shares Outstanding		336,944,924
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	111,400,244
Expenses:
Management fee—Note 2(a)	19,699,422
Administration fee—Note 2(b)	9,849,711
Treasury insurance expense—Note 1(e)	4,826,874
Distribution fees—Note 2(c)	1,234,718
Total Expenses	35,610,725
Less—reduction in expenses due to undertaking—Note 2(a)	(87,303)
Less—waiver of fees due to undertaking—Note 2(a)	(66,397)
Net Expenses	35,457,025
Investment Income—Net	75,943,219
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	590,793
Net Increase in Net Assets Resulting from Operations	76,534,012

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations ($):
Investment income—net	75,943,219	744,289,551
Net realized gain (loss) on investments	590,793	(161,307)
Net Increase (Decrease) in Net Assets
Resulting from Operations	76,534,012	744,128,244
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(74,061,851)	(724,941,485)
Administrative Advantage Shares	(1,593,014)	(12,294,437)
Investor Advantage Shares	(128,321)	(3,107,512)
Participant Advantage Shares	(160,033)	(3,946,117)
Total Dividends	(75,943,219)	(744,289,551)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	153,086,805,699	336,662,863,984
Administrative Advantage Shares	1,786,612,158	3,791,554,307
Investor Advantage Shares	885,419,602	3,712,747,403
Participant Advantage Shares	287,921,532	1,650,132,476
Dividends reinvested:
Institutional Advantage Shares	34,715,195	332,153,629
Administrative Advantage Shares	852,355	5,881,296
Investor Advantage Shares	90,389	1,996,827
Participant Advantage Shares	100,471	2,475,228
Cost of shares redeemed:
Institutional Advantage Shares	(151,838,924,337)	(343,003,810,968)
Administrative Advantage Shares	(1,066,311,764)	(4,028,274,474)
Investor Advantage Shares	(912,880,404)	(3,717,046,641)
Participant Advantage Shares	(327,277,977)	(1,431,494,341)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,937,122,919	(6,020,821,274)
Total Increase (Decrease) in Net Assets	1,937,713,712	(6,020,982,581)
Net Assets ($):
Beginning of Period	35,152,967,507	41,173,950,088
End of Period	37,090,681,219	35,152,967,507

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Instititutional	Six Months Ended
Advantage	October 31, 2009			Year Ended April 30,
Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning
of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.002	.020	.047	.052	.038	.018
Distributions:
Dividends from
investment
income—net	(.002)	(.020)	(.047)	(.052)	(.038)	(.018)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.40[a]	2.02	4.81	5.31	3.87	1.80
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average
net assets	.18[a]	.18	.15	.15	.15	.15
Ratio of net expenses
to average
net assets	.18[a]	.17	.13	.13	.13	.11
Ratio of net investment
income to average
net assets	.39[a]	2.11	4.54	5.20	3.92	2.19
Net Assets,
end of period
($ x 1,000)	35,380,584	34,097,420	40,106,370	19,632,738	13,272,946	6,368,073

a Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Administrative	October 31, 2009		Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.046	.051	.037	.017
Distributions:
Dividends from
investment income—net	(.002)	(.019)	(.046)	(.051)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.32[a]	1.95	4.73	5.24	3.79	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.24[a]	.25	.22	.22	.22	.22
Ratio of net expenses
to average net assets	.24[a]	.24	.20	.20	.20	.18
Ratio of net investment income
to average net assets	.29[a]	2.03	4.63	5.13	3.74	2.12
Net Assets, end of period
($ x 1,000)	1,269,071	547,902	778,735	935,179	568,823	459,234

a Annualized.
See notes to financial statements.

14

Six Months Ended
Investor	October 31, 2009		Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.017	.045	.049	.035	.015
Distributions:
Dividends from
investment income—net	(.001)	(.017)	(.045)	(.049)	(.035)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16[a]	1.76	4.55	5.05	3.61	1.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.43[a]	.43	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.42[a]	.42	.38	.38	.38	.36
Ratio of net investment income
to average net assets	.17[a]	1.88	4.36	4.97	3.57	1.94
Net Assets, end of period
($ x 1,000)	104,082	131,450	133,758	116,407	35,246	54,230

a Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Participant	October 31, 2009		Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.016	.043	.048	.034	.014
Distributions:
Dividends from
investment income—net	(.000)[a]	(.016)	(.043)	(.048)	(.034)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10[b]	1.65	4.40	4.90	3.45	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57[b]	.59	.55	.55	.55	.55
Ratio of net expenses
to average net assets	.49[b]	.55	.51	.53	.53	.51
Ratio of net investment income
to average net assets	.10[b]	1.47	3.99	4.82	3.40	1.79
Net Assets, end of period
($ x 1,000)	336,944	376,195	155,088	12,011	27	26

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage.Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

18

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	37,452,133,670
Level 3—Significant Unobservable Inputs	—
Total	37,452,133,670

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transac tions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

20

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,138,318, available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $955,679 of the carryover expires in fiscal 2014, $21,332 expires in fiscal 2015 and $161,307 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

The Program, which was initially set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Participant Advantage shares so that annual fund operating expenses do not exceed .51%.The reduction in expenses, pursuant to the undertaking, amounted to $66,397 during the period ended October 31, 2009.These waivers are voluntary, not contractual and may be terminated at any time.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The expense reimbursement, pursuant to the undertaking amounted to $8,081 for Investor Advantage Shares and $79,222 for Participant Advantage Shares during the period ended October 31, 2009.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage,

22

Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2009, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $378,850, $191,901 and $663,967, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,268,380, Rule 12b-1 distribution plan fees $210,766 and administration fees $1,661,217, which are offset against an expense reimbursement currently in effect in the amount of $53,767.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money

24

market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than the Expense Group and Expense Universe medians. The Board considered that the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the

26

fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
23	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Institutional
Cash Advantage Plus Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Plus Fund covers the six-month period ended October 31, 2009. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.29%, Participant Advantage shares produced an annualized yield of 0.04%, Institutional Advantage shares produced an annualized yield of 0.36% and Investor Advantage shares produced an annualized yield of 0.12%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 0.30%, 0.04%, 0.36% and 0.12%, respectively.2

Money Market Yields Remained Near Record Lows

The reporting period began in the wake of a global financial crisis and in the midst of a severe recession. In the months prior to the reporting period, the Federal Reserve Board (the “Fed”) attempted to restore stability to the credit markets by pumping liquidity into the banking system.The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0.00% to 0.25%.As a result, yields of money market instruments began the reporting period near historical lows.

In addition to the Fed’s actions, the U.S. Department of the Treasury had responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending in September 2009.This measure was designed to promote liquidity in the short-term credit market.

As these and other measures gained traction, investor sentiment had improved by the start of the reporting period, and the U.S. stock market and corporate bond market staged impressive rebounds.The markets were buoyed by signs that the economic downturn might be decelerating.A decline in the three-month London Interbank Offered

Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy sent mixed signals in the spring of 2009. For example, existing home sales and prices increased in May but remained well below their peaks. Perhaps most significant, the unemployment rate rose to its highest level in 26 years. It later was reported that the U.S. economy grew at a –0.7% annualized rate over the second quarter of the year, lending credence to some analysts’ belief that the recession was nearing an end.

In July, residential construction achieved its second gain in three months. Perhaps most encouraging,the unemployment rate fell slightly when job losses moderated in July. August continued to show signs of economic improvement, including the first expansion of manufacturing activity in more than 18 months.The U.S.Department of Commerce reported that new factory orders saw their fourth consecutive month of increases.The housing market also posted gains as pending home sales rose in July for the sixth month in a row. However, these positive indicators were tempered by persistent economic headwinds, including a jump in the unemployment rate to 9.7% in August.

The housing market reported more good news in September, as pending home sales rose in August for the seventh consecutive month, according to the National Association of Realtors, to reach their highest level since March 2007. Meanwhile, the U.S. Department of Commerce said that consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. However, the unemployment rate continued to creep higher, reaching 9.8% in September.

October marked another month of gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S.GDP expanding at a 2.8% annualized rate in the third quarter,its first quarterly gain in more than a year. In addition, the National Association of Realtors reported that existing home sales increased 11.4% in the third quarter. While pending home sales reached its highest level in almost three years, distressed sales accounted for more than 30% of those trans-

The Fund 3

LETTER TO SHAREHOLDERS (continued)

actions.The unemployment rate moved above 10% in October, its highest level since the early 1980s, but initial jobless claims continue to fall, offering some hope that the employment picture, widely considered a lagging economic indicator, may be poised for improvement in 2010.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds maintained relatively defensive footings during the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages.The fund was no exception; we set its weighted average maturity in a position that was roughly in line with industry averages. We also focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Despite recent signs of economic improvement, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”Therefore, until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin Senior Portfolio Manager November 16, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s annualized yields for its Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares would have been 0.29%, -0.03%,0.36% and 0.12%, respectively.The fund’s annualized effective yields would have been0.30%, -0.03%,0.36% and 0.12%, respectively.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .91	$ 1.26	$ 2.17	$ 2.57
Ending value (after expenses)	$1,001.80	$1,001.50	$1,000.60	$1,000.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .92	$ 1.28	$ 2.19	$ 2.60
Ending value (after expenses)	$1,024.30	$1,023.95	$1,023.04	$1,022.63

  Expenses are equal to the fund’s annualized expense ratio of .18% for Institutional Advantage, .25% for Administrative Advantage, .43% for Investor Advantage and .51% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—55.3%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.00%, 1/5/10	100,000,000	100,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.30%, 11/10/09	50,000,000	50,000,063
Bank of America N.A.
0.80%, 11/23/09	50,000,000	50,000,000
Bank of Ireland (Yankee)
0.93%, 12/23/09	25,000,000 [a]	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.28%—0.33%, 11/16/09—12/15/09	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
0.40%, 11/10/09	100,000,000	100,000,000
Barclays Financial LLC (Yankee)
0.52%, 4/9/10	30,000,000	30,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.28%, 11/2/09	100,000,000	100,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.32%, 11/9/09	125,000,000	125,000,000
Credit Industriel et Commercial (Yankee)
0.33%—0.46%, 11/6/09—12/15/09	150,000,000	150,000,000
DZ Bank AG (Yankee)
0.34%, 11/3/09	100,000,000	100,000,000
ING Bank N.V. (London)
0.28%—0.35%, 11/12/09—1/19/10	125,000,000	125,000,000
Intesa Sanpaolo SpA (Yankee)
0.30%, 11/9/09	100,000,000	99,999,778
Mizuho Corporate Bank (Yankee)
0.25%, 1/19/10	65,000,000	65,000,000
Natixis (Yankee)
0.30%, 1/5/10	100,000,000	100,000,000
Royal Bank of Scotland PLC (Yankee)
0.30%, 1/7/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.28%, 1/5/10	12,000,000	12,000,216
UBS AG (Yankee)
0.28%, 12/28/09	150,000,000	150,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,532,000,057)		1,532,000,057

	Principal
Commercial Paper—16.2%	Amount ($)	Value ($)
Abbey National North America LLC
0.10%, 11/2/09	100,000,000	99,999,722
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.30%—0.32%, 11/16/09—4/15/10	75,000,000	74,957,083
Calyon NA Inc.
0.10%, 11/2/09	100,000,000	99,999,722
Danske Corp., Inc.
0.25%, 12/22/09	75,000,000 [a]	74,973,438
Societe Generale N.A. Inc.
0.30%, 11/6/09	100,000,000	99,995,833
Total Commercial Paper
(cost $449,925,798)		449,925,798

Corporate Note—3.2%
Bank of America Corp.
0.27%, 11/2/09
(cost $90,000,000)	90,000,000	90,000,000

Time Deposits—7.2%
Commerzbank AG (Grand Cayman)
0.12%, 11/2/09	100,000,000	100,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.11%, 11/2/09	100,000,000	100,000,000
Total Time Deposits
(cost $200,000,000)		200,000,000

Repurchase Agreement—3.2%
Barclays Financial LLC
0.06%, dated 10/30/09, due 11/2/09 in the amount of
$88,000,440 (fully collateralized by $86,744,500 U.S.
Treasury Bonds, 4.50%, due 8/15/39, value $89,760,041)
(cost $88,000,000)	88,000,000	88,000,000

Asset-Backed Commercial Paper—14.9%
Atlantis One Funding Corp.
0.32%, 3/25/10	100,000,000 [a]	99,872,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
CAFCO LLC
0.32%, 1/12/10	97,400,000 [a]	97,337,664
Cancara Asset Securitisation Ltd.
0.30%—0.47%, 11/3/09—1/11/10	115,000,000 [a]	114,974,375
Gemini Securitization Corp., LLC
0.09%, 11/2/09	100,000,000 [a]	99,999,750
Total Asset-Backed Commercial Paper
(cost $412,183,789)		412,183,789

Total Investments (cost $2,772,109,644)	100.0%	2,772,109,644
Cash and Receivables (Net)	.0%	384,565
Net Assets	100.0%	2,772,494,209

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $512,157,227 or 18.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	81.9	Repurchase Agreement	3.2
Asset-Backed/Multi-Seller Programs	11.3
Foreign/Governmental	3.6		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	2,772,109,644	2,772,109,644
Interest receivable		1,091,003
		2,773,200,647
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		394,147
Cash overdraft due to Custodian		312,291
		706,438
Net Assets ($)		2,772,494,209
Composition of Net Assets ($):
Paid-in capital		2,772,495,980
Accumulated net realized gain (loss) on investments		(1,771)
Net Assets ($)		2,772,494,209

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		2,772,369,630
Shares Outstanding		2,772,371,401
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		65,063
Shares Outstanding		65,063
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		29,917
Shares Outstanding		29,917
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		29,599
Shares Outstanding		29,599
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	8,657,624
Expenses:
Management fee—Note 2(a)	1,610,228
Administration fee—Note 2(b)	805,114
Treasury insurance expense—Note 1(e)	520,420
Distribution fees—Note 2(c)	2,695
Total Expenses	2,938,457
Less—reduction in expenses due to undertaking—Note 2(a)	(94)
Net Expenses	2,938,363
Investment Income—Net, representing net
increase in net assets resulting from operations	5,719,261

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations ($):
Investment income—net	5,719,261	66,357,644
Net realized gain (loss) on investments	—	(1,771)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,719,261	66,355,873
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(5,717,780)	(66,335,051)
Administrative Advantage Shares	(97)	(20,597)
Investor Advantage Shares	(1,378)	(1,376)
Participant Advantage Shares	(6)	(1,701)
Total Dividends	(5,719,261)	(66,358,725)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	4,481,665,343	12,576,502,918
Administrative Advantage Shares	2,427	4,980,713
Investor Advantage Shares	—	2,183,450
Participant Advantage Shares	—	4,858,207
Dividends reinvested:
Institutional Advantage Shares	274,078	2,760,181
Administrative Advantage Shares	98	18,697
Investor Advantage Shares	1,378	1,376
Participant Advantage Shares	6	446
Cost of shares redeemed:
Institutional Advantage Shares	(4,555,322,236)	(13,982,781,926)
Administrative Advantage Shares	(12,424)	(8,490,379)
Investor Advantage Shares	(2,185,691)	—
Participant Advantage Shares	—	(4,858,207)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(75,577,021)	(1,404,824,524)
Total Increase (Decrease) in Net Assets	(75,577,021)	(1,404,827,376)
Net Assets ($):
Beginning of Period	2,848,071,230	4,252,898,606
End of Period	2,772,494,209	2,848,071,230

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
Institutional	October 31, 2009			Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.046	.052	.038	.018
Distributions:
Dividends from
investment income—net (.002)		(.019)	(.046)	(.052)	(.038)	(.018)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.36[a]	1.93	4.74	5.31	3.86	1.80
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.18[a]	.18	.15	.15	.15	.15
Ratio of net expenses
to average net assets	.18[a]	.17	.13	.13	.13	.11
Ratio of net investment
income to average
net assets	.36[a]	2.12	4.48	5.19	3.85	1.95
Net Assets,
end of period
($ x 1,000)	2,772,370	2,845,752	4,249,274	2,140,560	2,409,207	1,604,461

a Annualized.
See notes to financial statements.

Six Months Ended
Administrative	October 31, 2009		Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.018	.046	.051	.037	.017
Distributions:
Dividends from
investment income—net	(.001)	(.018)	(.046)	(.051)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.30[a]	1.86	4.67	5.24	3.79	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25[a]	.23	.22	.22	.22	.22
Ratio of net expenses
to average net assets	.25[a]	.21	.20	.20	.20	.18
Ratio of net investment income
to average net assets	.30[a]	2.45	4.71	5.06	3.78	1.88
Net Assets, end of period
($ x 1,000)	65	75	3,566	5,602	20,009	1,524

a Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Investor	October 31, 2009		Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.017	.044	.048	.035	.015
Distributions:
Dividends from
investment income—net	(.001)	(.017)	(.044)	(.048)	(.035)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[a]	1.68	4.48	5.05	3.61	1.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.43[a]	.46	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.43[a,b]	.46	.38	.38	.38	.36
Ratio of net investment income
to average net assets	.13[a]	.46	4.46	4.74	3.60	1.70
Net Assets, end of period
($ x 1,000)	30	2,214	29	28	27	26

a Annualized. b Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
Participant	October 31, 2009		Year Ended April 30,
Advantage Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.015	.042	.048	.034	.014
Distributions:
Dividends from
investment income—net	(.000)[a]	(.015)	(.042)	(.048)	(.034)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04[b]	1.53	4.32	4.89	3.46	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[b]	.56	.55	.55	.55	.55
Ratio of net expenses
to average net assets	.51[b]	.55	.53	.53	.53	.51
Ratio of net investment income
to average net assets	.04[b]	2.06	4.23	4.78	3.45	1.55
Net Assets, end of period
($ x 1,000)	30	30	29	28	27	26

a Amount represents less than $.001 per share. b Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 29,917 Investor Advantage and 29,599 Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	2,772,109,644
Level 3—Significant Unobservable Inputs	—
Total	2,772,109,644

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,771, available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was initially set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by theTreasury until September 18,2009,at which time the Secretary of the Treasury terminated the Program.As such the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay the fund’s expenses, except management fees, administrative fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The expense reimbursement, pursuant to the undertaking, amounted to $83 for Investor Advantage Shares and $11 for Participant Advantage Shares during the period ended October 31, 2009.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2009, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $23, $2,612 and $60, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $262,034, Rule 12b-1 distribution plan fees $305 and administration fees $131,870, which are offset against an expense reimbursement currently in effect in the amount of $62.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2009. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio, which ranked in the first quartile, were lower than the Expense Group and Expense Universe medians.The Board considered that the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time, and that the fund’s expense ratio, with and without the waiver, was lower than the Expense Group median.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)